SIGNIFICANT GROUP CONCENTRATIONS OF CREDIT RISK	12 Months Ended
Dec. 31, 2013
SIGNIFICANT GROUP CONCENTRATIONS OF CREDIT RISK
NOTE 14 - SIGNIFICANT GROUP CONCENTRATIONS OF CREDIT RISK

Most of the Company's business activity is with customers located within the state.  There are no concentrations of credit to borrowers that have similar economic characteristics.  The majority of the Company's loan portfolio is comprised of loans collateralized by real estate located in the state of Connecticut.